UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2022

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
Empower Emerging Markets Equity Fund (Formerly Great-West Emerging Markets Equity Fund)
(Institutional Class and Investor Class)
Annual Report
December 31, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Fund’s sub-advisers are Lazard Asset Management LLC (“Lazard”) and UBS Asset Management (Americas) Inc. (“UBS AM”)
Fund Performance
For the twelve-month period ended December 31, 2022, the Fund (Investor Class shares) returned -22.34%, relative to a -20.09% return for the MSCI Emerging Markets Index, the Fund’s benchmark index.
Lazard Commentary
Emerging markets finished an extremely difficult year, despite a positive fourth quarter, losing over 23%, modestly less than the developed markets.
The year was buffeted by numerous headwinds including inflation, rising interest rates, war in Ukraine, China’s Covid policies and real estate crisis, and a strong U.S. dollar that kept investors on the sidelines. After rising steadily for the first half of the year, inflation showed signs of moderating in the final quarter but remained well above central bank targets. Central banks, save the People’s Bank of China, acted seemingly in unison with aggressive tightening measures throughout the year in an effort to bring inflation under control. Energy prices spiked with the Russian invasion of Ukraine sending fears throughout Europe of a heating crisis in the upcoming winter. The yield curve inverted, consumer spending slowed, and manufacturing orders weakened, all pointing to a likely recession in 2023. This sent energy prices back to pre-invasion lows.
China remained a major focus for investors. They continued a zero-Covid policy, locking down major cities for weeks at a time in an effort to stop the spread of Covid as they tried to develop an effective vaccine. Their economy slowed to a standstill. October marked the 20th Communist party congress, which concluded with President Xi Jinping solidifying his control over the party with a third term and public dismissal of the former regime members. This triggered a sharp selloff as the implications of the common prosperity doctrine, regulatory actions, and the zero-Covid policy did not bode well for equity investors. Subsequent actions allayed many of these fears as the government relaxed its Covid policies, indicated support for the beleaguered real estate industry, and took other measures to support growth. The market rebounded sharply and finished with a 13% return for the quarter but still lost over 21% for the year. By contrast, India’s market went to all-time highs in the quarter as the supply chain disruptions in China boosted India’s appeal to investors as an alternative supplier with significant capacity. Aside from Thailand, the India market was the strongest in Asia for the year. Taiwan also sold off sharply in 2022 as the tensions with China and oversupply in the semiconductor space kept investors away.
Mid-east markets were the only region with a loss in the quarter as the decline in oil prices weighed on the markets, pulling them into negative territory for the year. Latin American markets were the only region with a positive return in 2022. Chile, benefitting from their commodity exposure, soared over 57% for the year as concerns over the election of President Gabriel Boric and his expensive campaign promises proved ill-founded as the country reported a budget surplus. Mexico slowed the pace of interest rate increases in light of better inflation numbers, but the market still sold off more than 7%. Brazil’s stock market was up despite worries about incoming Brazilian President Luiz Inácio Lula da Silva’s social spending plans and potential interventionist policies. European markets were led by

Turkey, which returned over 100% in 2022 as investors ploughed into the equity market as a last resort to counter inflation, which is running well in excess of 60%. Russia, with the sanctions in place, caused the index providers to write down the market to zero. Poland and Hungary reeled from the economic impact of Ukraine, and both sold off nearly 30%.
Factor performance was led by valuation measures virtually the entire year. Sentiment (price momentum) suffered a sharp drawdown in November and gave back much of its modest gain for the year. Growth measures were challenged throughout the period and quality measures turned in a mixed year. Unsurprisingly, low beta and less volatile stocks were rewarded except in the final quarter.
The portion of the Fund sub-advised by Lazard (“Lazard portfolio”) saw favorable stock selection account for excess return versus the benchmark index partially offset by poor sector positioning. An underweight to financials and consumer staples, along with an overweight in information technology, accounted for the allocation underperformance. Stock selection was strongest in energy and financials while lagging in information technology and industrials. Stock selection in China and India were the largest contributors to performance, along with a minor recovery of value from Russian securities. An underweight to Brazil and poor stock selection in Taiwan was the largest detractors on a regional basis.
Stocks that benefitted the Lazard portfolio included State Bank of India, which is benefitting from the country’s improving economy especially considering the uncertainty of China as a supplier and favorable lending spreads resulting from higher interest rates. The bank has seen annual customer growth of closer to 10% in the past few quarters. China Petroleum & Chemical (Sinopec) rallied sharply in the first half of the year on the back of the increase in oil prices following the Ukraine invasion. We took the opportunity to trim our overweight position, capturing gains in the Lazard portfolio. Bank of China moved up 9% in the year and recorded solid growth in margins and profits for the year. Revenue growth, despite the economic slowdown and marginally higher interest rates, helped to boost the bank’s profits. The Lazard portfolio was also able to recoup some modest value from the sale of several Russian holdings following the invasion after being written off by the benchmark index. We were underweight Russia prior to the invasion, which also benefited the Lazard portfolio.
Stocks that lagged over the year included Samsung, which struggled with declining demand in their chip business and fears of a decline in consumer spending due to rising interest rates and a global economic slowdown. Nan Ya Printed Circuit lost over 60% in the year as expectations for a global smartphone and server growth eroded continually through the year. Supply chain issues and higher labor costs also impacted their margins. While the stock rallied in the fourth quarter, our overweight detracted 20 basis points from return in the year. Itau Unibanco, where we were underweight/lacked exposure, rose over 30% in the year. In general, we preferred the Asian banks as noted above, which contributed to the Lazard portfolio’s return.
UBS AM Commentary
2022 marked the worst year for the MSCI Emerging Markets Index since the global financial crisis. The decline was driven by Russia's invasion of Ukraine, rates hikes and recession concern driven by persistently higher than expected inflation, and Covid-related growth slowdown in China. The markets saw some stabilization in the third quarter of 2022 on the back of better-than-expected inflation numbers. However, markets continued to fall in the beginning of the fourth quarter of 2022, driven particularly by the market correction in China. The last two months of 2022 saw a partial rebound thanks to the easing of Covid-related restrictions in China. On the sector level, energy and financials corrected the least. In contrast, IT and communication services corrected the most. On the market level, Brazil was among the better performing larger markets while Korea, Taiwan and China were among the worst performing larger markets.
The portion of the Fund sub-advised by UBS AM (“UBS portfolio”) underperformed the benchmark index. Stock selection within energy and consumer discretionary added the most value. In terms of stocks, UBS AM’s overweight in Bank Mandiri (Indonesia, financials), Eicher Motors Limited (India, consumer discretionary), and Petrobras Pn (Brazil, energy) contributed. Bank Mandiri outperformed as Indonesia stands to benefit from the rise in commodity prices and as investors looked toward the country’s reopening. Catalysts for the sector include consistent low cost of funds, non-performing loan provisions staying within range of guidance, a small but promising pick-up in credit demand, and limited impact of the Federal Reserve (the “Fed”) taper on system liquidity. Eicher Motors outperformed as its new product launch, Hunter, was well received. Its monthly sales and production have improved meaningfully as supply bottlenecks appear to be resolved and its renewed product portfolio of premium motorcycles have been gaining customer traction. Petrobras outperformed on the back of higher-than-expected dividend distribution, and strong deleverage during the year, supported by solid operational performance and high cash generation.
In contrast, stock selection within communication services and IT detracted value. In terms of stocks, the UBS portfolio’s holdings in Yandex N V Shs Class A (Russia, communication services), Sberbank Russia Com (Russia, financials) and Mediatek Inc (Taiwan, IT) detracted value. Yandex N V Shs Class A and Sberbank Russia Com were both written down to zero following Russia’s invasion of Ukraine. MediaTek fell alongside the semiconductor sector globally with fears of a decline in demand and margins in the scenario of a severe economic slowdown. In addition, concerns about rising geopolitical tensions have weighed on the stock, such as the U.S. CHIPS and Science Act of 2022 and the Chip 4 Alliance which may negatively impact its business with China. Nonetheless, the long-term outlook for the company remains positive and it remains one of our favored names in the sector. Although the handset market will see sluggish growth, MediaTek has been gaining market share and its non-handset business is also doing well.
The views and opinions in this report were current as of December 31, 2022 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from January 5, 2018 (inception) through December 31, 2018.
Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2022 (unaudited)
	One Year	Since Inception(a)
Institutional Class	-22.09%	-2.88%
Investor Class	-22.34%	-3.22%
(a) Institutional Class and Investor Class inception date was January 05, 2018.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2022 (unaudited)
Sector	Percentage of Fund Investments
Financial	23.99%
Technology	19.02
Communications	17.15
Consumer, Non-cyclical	10.42
Energy	7.51
Consumer, Cyclical	6.91
Basic Materials	6.67
Industrial	6.09
Utilities	1.72
Diversified	0.16
Government Money Market Mutual Funds	0.03
Short Term Investments	0.33
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/22)	(12/31/22)	(07/01/22 – 12/31/22)
Institutional Class
Actual	$1,000.00	$ 963.08	$4.35
Hypothetical (5% return before expenses)	$1,000.00	$1,020.77	$4.48
Investor Class
Actual	$1,000.00	$ 961.83	$6.08
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.26
* Expenses are equal to the Fund's annualized expense ratio of 0.88% for the Institutional Class shares and 1.23% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.43%
52,978	African Rainbow Minerals Ltd	$ 895,194
276,965	Anglo American PLC	10,844,296
720,042	Fertiglobe PLC	827,653
139,800	Ganfeng Lithium Group Co Ltd Class H(a)	1,036,381
107,276	Gold Fields Ltd Sponsored ADR(b)	1,110,307
154,800	Grupo Mexico SAB de CV Series B	545,750
75,956	Impala Platinum Holdings Ltd	954,529
402,319	Industries Qatar QSC	1,420,086
32,821	KGHM Polska Miedz SA	954,684
1,321	LG Chem Ltd	630,816
986,900	Petronas Chemicals Group Bhd	1,927,900
19,565	SABIC Agri-Nutrients Co	763,682
533,490	Sappi Ltd(c)	1,546,034
57,505	Sasol Ltd	917,701
65,230	Saudi Basic Industries Corp	1,560,388
281,667	Sibanye Stillwater Ltd	746,764
41,202	Sociedad Quimica y Minera de Chile SA Sponsored ADR	3,289,568
22,397	SRF Ltd(c)	618,383
228,600	Suzano SA	2,088,672
429,400	Vale SA(c)	7,228,576
662,656	Vedanta Ltd	2,466,348
		42,373,712
Communications — 16.87%
1,125,600	Alibaba Group Holding Ltd(c)	12,351,111
18,736	Baidu Inc Sponsored ADR(c)	2,143,024
81,146	Hellenic Telecommunications Organization SA(c)	1,267,424
558,206	JD.com Inc Class A	15,583,237
157,003	KT Corp(c)	4,202,229
813,400	Meituan Class B(c)	18,021,556
8,350	MercadoLibre Inc(c)	7,066,104
401,598	MTN Group Ltd	2,999,435
73,496	Naspers Ltd Class N	12,281,599
2,305	NCSoft Corp(c)	823,400
42,505	Pinduoduo Inc ADR(c)	3,466,283
4,886	Samsung SDI Co Ltd(c)	2,294,184
19,404	Saudi Research & Media Group(c)	941,122
2,081,500	Telkom Indonesia Persero Tbk PT	501,248
565,700	Tencent Holdings Ltd	23,985,886
99,894	Tencent Music Entertainment Group ADR(c)	827,122
25,660	Trip.com Group Ltd ADR(c)	882,704
73,461	Vipshop Holdings Ltd ADR(c)	1,002,008
74,410	Vodacom Group Ltd	537,342
		111,177,018
Consumer, Cyclical — 6.80%
1,026,166	Abu Dhabi National Oil Co for Distribution PJSC	1,230,269
Shares		Fair Value
Consumer, Cyclical — (continued)
103,840	AIMA Technology Group Co Ltd Class A	$ 683,542
1,309,200	Astra International Tbk PT	479,099
9,550	BGF retail Co Ltd	1,598,205
94,000	BYD Co Ltd Class H	2,306,196
832,700	Central Retail Corp PCL	943,654
10,700	Contemporary Amperex Technology Co Ltd Class A	602,922
199,747	Eicher Motors Ltd	7,767,998
827,800	Haier Smart Home Co Ltd Class H	2,809,619
87,550	JD Health International Inc(a)(b)(c)	790,581
79,927	Kia Corp	3,760,604
82,851	KPIT Technologies Ltd	703,681
2,819,900	Land & Houses PCL	706,298
9,493	LG Electronics Inc(c)	652,641
32,935	Li Auto Inc ADR(b)(c)	671,874
127,000	Li Ning Co Ltd	1,092,074
121,681	Mahindra & Mahindra Ltd	1,831,876
644,140	Midea Group Co Ltd Class A	4,780,352
45,543	NIO Inc ADR(c)	444,044
57,000	Poya International Co Ltd(c)	922,874
1,078,000	Tong Yang Industry Co Ltd(c)	1,504,631
158,395	Turk Hava Yollari AO(c)	1,193,174
545,900	Wal-Mart de Mexico SAB de CV	1,929,623
72,232	Yum China Holdings Inc	3,947,479
276,000	Zhongsheng Group Holdings Ltd	1,413,700
		44,767,010
Consumer, Non-Cyclical — 10.25%
128,215	Adani Ports & Special Economic Zone Ltd	1,265,612
387,700	Arca Continental SAB de CV	3,144,336
45,400	Beijing Wantai Biological Pharmacy Enterprise Co Ltd Class A	825,575
265,300	Bumrungrad Hospital PCL	1,593,255
413,766	Cencosud SA	680,464
1,942,000	China Mengniu Dairy Co Ltd	8,756,699
50,287	Chongqing Brewery Co Ltd Class A(c)	920,029
206,580	Cipla Ltd(c)	2,683,938
4,238	CJ CheilJedang Corp	1,274,836
58,108	Coca-Cola Femsa SAB de CV Sponsored ADR	3,944,371
3,080,000	CSPC Pharmaceutical Group Ltd	3,206,507
42,837	Dr Reddy's Laboratories Ltd(c)	2,190,852
201,700	Grupo Bimbo SAB de CV Series A	851,867
267,606	Hindustan Unilever Ltd(c)	8,267,273
508,870	International Container Terminal Services Inc	1,826,330
61,430	KT&G Corp	4,440,007
38,809	Kweichow Moutai Co Ltd Class A	9,600,421

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
13,660	Nahdi Medical Co	$ 606,339
120,010	National Marine Dredging Co(c)	801,421
22,628	New Oriental Education & Technology Group Inc Sponsored ADR(c)	787,907
120,700	Shandong WIT Dyne Health Co Ltd Class A	789,033
24,200	Shenzhen Mindray Bio-Medical Electronics Co Ltd Class A	1,097,416
7,282,900	Sumber Alfaria Trijaya Tbk PT(c)	1,241,204
305,739	Sun Pharmaceutical Industries Ltd	3,697,303
4,885,700	Unilever Indonesia Tbk PT	1,475,836
99,500	Wuxi Biologics Cayman Inc(a)(c)	753,604
135,800	Zhejiang Jiuzhou Pharmaceutical Co Ltd Class A	826,330
		67,548,765
Diversified — 0.16%
422,381	Haci Omer Sabanci Holding AS(c)	1,019,581
Energy — 7.39%
1,324,000	China Petroleum & Chemical Corp Class H	637,919
896,780	LONGi Green Energy Technology Co Ltd Class A	5,430,348
122,781	MOL Hungarian Oil & Gas PLC	855,693
9,534,000	PetroChina Co Ltd Class H(c)	4,355,069
828,056	Petroleo Brasileiro SA Sponsored ADR	8,818,796
105,723	Polski Koncern Naftowy ORLEN SA	1,553,211
153,300	PTT Exploration & Production PCL	745,491
1,434,300	PTT Exploration & Production PCL NVDR(c)	7,304,341
497,754	Reliance Industries Ltd(c)	15,281,354
187,673	Saudi Arabian Oil Co(a)	1,610,973
56,760	Thungela Resources Ltd	957,793
210,400	Tongwei Co Ltd Class A	1,164,484
		48,715,472
Financial — 22.88%
91,031	Absa Group Ltd	1,033,713
1,055,963	Akbank TAS(c)	1,103,828
106,201	Al Rajhi Bank(c)	2,123,834
547,959	Aldar Properties PJSC	658,416
96,704	Axis Bank Ltd	1,088,272
42,923	Bajaj Finserv Ltd	801,151
285,600	Banco do Brasil SA(c)	1,878,666
29,170	Bancolombia SA Sponsored ADR	832,512
537,000	Bangkok Bank PCL	2,329,506
17,404,700	Bank Central Asia Tbk PT	9,543,605
17,037,200	Bank Mandiri Persero Tbk PT	10,864,465
Shares		Fair Value
Financial — (continued)
1,361,100	Bank Negara Indonesia Persero Tbk PT(c)	$ 806,403
1,814,481	Bank of Baroda	4,063,513
14,767,000	Bank of China Ltd Class H	5,344,612
2,275,000	Bank of Communications Co Ltd Class H(c)	1,305,616
6,569,700	Bank Rakyat Indonesia Persero Tbk PT(c)	2,082,912
96,083	BSE Ltd	631,791
135,800	Chailease Holding Co Ltd	956,737
3,459,000	China CITIC Bank Corp Ltd Class H	1,530,685
3,163,000	China Construction Bank Corp Class H	1,978,107
4,157,500	China Galaxy Securities Co Ltd Class H(c)	2,021,312
1,144,500	China Merchants Bank Co Ltd Class H	6,333,499
737,600	China Pacific Insurance Group Co Ltd Class H	1,631,066
246,000	China Resources Land Ltd	1,119,145
164,400	China Resources Mixc Lifestyle Services Ltd(a)(b)	832,774
1,068,000	China Taiping Insurance Holdings Co Ltd	1,325,130
1,956,200	Commerce Asset Holding(c)	2,574,297
416,130	Dubai Islamic Bank PJSC	645,881
1,202,666	Emaar Properties PJSC	1,913,358
1,074,255	FirstRand Ltd	3,902,863
299,800	GF Securities Co Ltd Class H(b)(c)	429,181
1,393,022	Greattown Holdings Ltd Class A(c)	625,767
1,086,299	Growthpoint Properties Ltd REIT	929,584
1,092,584	Grupo Financiero Banorte SAB de CV Class O	7,863,084
493,894	HDFC Bank Ltd	9,687,019
1,316,000	Hua Nan Financial Holdings Co Ltd(c)	960,232
543,202	ICICI Bank Ltd	5,842,560
3,367,000	Industrial & Commercial Bank of China Ltd Class H	1,726,900
688,515	Karur Vysya Bank Ltd	940,012
143,900	Kasikornbank PCL NVDR	611,755
35,824	KB Financial Group Inc	1,372,512
89,193	KE Holdings Inc ADR(c)	1,245,134
702,100	Kiatnakin Phatra Bank PCL NVDR	1,493,608
27,800	Korean Reinsurance Co(c)	149,899
4,161,900	Krung Thai Bank PCL NVDR	2,123,918
31,203	Meritz Financial Group Inc	1,065,142
1,158,110	Metropolitan Bank & Trust Co	1,124,582
113,397	OTP Bank Nyrt	3,081,122
6,197,000	People's Insurance Co Group of China Ltd Class H	2,050,064
2,358,000	PICC Property & Casualty Co Ltd Class H	2,229,479
1,951,500	Ping An Insurance Group Co of China Ltd Class H	12,820,858
772,400	Public Bank Bhd	757,379

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Financial — (continued)
420,867	Saudi National Bank	$ 5,664,675
1,148,380	SinoPac Financial Holdings Co Ltd(c)	624,661
110,533	Standard Bank Group Ltd	1,090,592
862,150	State Bank of India	6,375,584
800,175	Turkiye Garanti Bankasi AS	1,287,890
1,419,915	Turkiye Is Bankasi AS Class C(c)	971,961
255,906	Woori Financial Group Inc	2,337,785
		150,740,608
Industrial — 5.99%
1,842,299	Bharat Electronics Ltd	2,222,930
269,000	BYD Electronic International Co Ltd	859,631
7,538,000	China Tower Corp Ltd Class H(a)	808,880
634,000	Chung-Hsin Electric & Machinery Manufacturing Corp(c)	1,383,473
495,000	Compeq Manufacturing Co Ltd(c)	714,118
1,357,050	COSCO Shipping Holdings Co Ltd Class H	1,379,497
12,517	Danaos Corp	659,145
594,000	Delta Electronics Inc(c)	5,506,374
185,000	E Ink Holdings Inc(c)	968,792
119,600	Evergreen Marine Corp Taiwan Ltd(c)	632,112
243,899	Grupo Argos SA	477,435
90,751	Hindustan Aeronautics Ltd	2,774,445
46,957	HMM Co Ltd(c)	731,891
57,191	Hyundai Rotem Co Ltd(c)	1,287,373
181,700	Jingjin Equipment Inc Class A	769,443
4,161	LG Innotek Co Ltd	839,184
56,000	Lotes Co Ltd	1,498,445
218,000	Nan Ya Printed Circuit Board Corp(c)	1,601,906
65,000	Orient Overseas International Ltd(b)	1,171,524
691,400	Power Construction Corp of China Ltd Class A	701,877
880,153	Rail Vikas Nigam Ltd	724,750
16,541	Samsung Electro-Mechanics Co Ltd(c)	1,717,828
170,400	Shenzhen YUTO Packaging Technology Co Ltd Class A	810,175
28,368	SIMMTECH Co Ltd(c)	598,245
61,600	Sunny Optical Technology Group Co Ltd	726,503
1,227,700	Tian Di Science & Technology Co Ltd(c)	917,328
376,000	Unimicron Technology Corp(c)	1,459,702
30,000	Voltronic Power Technology Corp	1,505,151
209,420	Wan Hai Lines Ltd	544,296
324,400	Xuji Electric Co Ltd Class A(c)	930,112
249,000	Yang Ming Marine Transport Corp(c)	528,935
Shares		Fair Value
Industrial — (continued)
39,700	YongXing Special Materials Technology Co Ltd Class A	$ 525,008
55,605	ZTO Express Cayman Inc ADR	1,494,106
		39,470,614
Technology — 18.72%
30,824	Arabian Internet & Communications Services Co	1,986,951
23,800	ASPEED Technology Inc	1,299,213
13,300	G-bits Network Technology Xiamen Co Ltd Class A	596,695
60,000	Global Unichip Corp(c)	1,240,652
59,983	HCL Technologies Ltd(c)	752,240
301,318	Infosys Ltd Sponsored ADR	5,426,737
154,000	International Games System Co Ltd(c)	2,167,811
879,800	Kingnet Network Co Ltd Class A(c)	829,832
1,100,000	Lenovo Group Ltd	895,948
396,000	MediaTek Inc	8,006,700
2,324,000	Nanya Technology Corp	3,859,369
283,700	NetEase Inc	4,114,789
137,000	Novatek Microelectronics Corp(c)	1,400,514
22,777	Persistent Systems Ltd	1,064,819
75,000	Realtek Semiconductor Corp(c)	682,050
670,282	Samsung Electronics Co Ltd	29,420,836
907	Samsung Electronics Co Ltd GDR(a)	1,004,237
143,641	SK Hynix Inc(c)	8,570,199
82,900	Suzhou TA&A Ultra Clean Technology Co Ltd Class A	664,775
2,926,000	Taiwan Semiconductor Manufacturing Co Ltd	42,495,653
16,500	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1,229,085
82,031	Tata Consultancy Services Ltd(c)	3,226,043
1,079,000	United Microelectronics Corp(c)	1,417,682
11,974	WNS Holdings Ltd ADR(c)	957,800
		123,310,630
Utilities — 1.69%
18,897	Adani Total Gas Ltd	842,652
251,000	Beijing Enterprises Holdings Ltd(c)	801,393
74,459	CEZ AS	2,537,001
1,115,000	China Longyuan Power Group Corp Ltd Class H	1,355,382
191,200	Cia de Saneamento do Parana	654,022
38,300	ENN Energy Holdings Ltd	534,976
3,541,900	GD Power Development Co Ltd Class A(c)	2,173,664
445,438	NTPC Ltd(c)	895,813

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Utilities — (continued)
221,535	Saudi Electricity Co	$ 1,369,456
		11,164,359
TOTAL COMMON STOCK — 97.18% (Cost $715,261,124)		$640,287,769
PREFERRED STOCK
Basic Materials — 0.13%
150,500	Gerdau SA	837,196
Financial — 0.73%
1,669,640	Banco Bradesco SA	4,790,955
TOTAL PREFERRED STOCK — 0.86% (Cost $6,959,782)		$ 5,628,151
GOVERNMENT MONEY MARKET MUTUAL FUNDS
225,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(d), 4.36%(e)	225,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.03% (Cost $225,000)		$ 225,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.32%
$ 120,936	Undivided interest of 0.78% in a repurchase agreement (principal amount/value $15,530,059 with a maturity value of $15,537,393) with Citibank NA, 4.25%, dated 12/31/22 to be repurchased at $120,936 on 1/3/23 collateralized by U.S. Treasury securities, 0.00% - 6.25%, 6/1/23 - 2/15/52, with a value of $15,840,661.(d)	120,936
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 993,635	Undivided interest of 0.91% in a repurchase agreement (principal amount/value $108,937,825 with a maturity value of $108,989,873) with Bank of America Securities Inc, 4.30%, dated 12/31/22 to be repurchased at $993,635 on 1/3/23 collateralized by Federal National Mortgage Association securities, 1.50% - 6.50%, 5/1/37 - 5/1/58, with a value of $111,116,581.(d)	$ 993,635
993,635	Undivided interest of 0.91% in a repurchase agreement (principal amount/value $109,701,194 with a maturity value of $109,753,607) with RBC Capital Markets Corp, 4.30%, dated 12/31/22 to be repurchased at $993,635 on 1/3/23 collateralized by various U.S. Government Agency securities, 2.00% - 6.00%, 9/1/24 - 10/20/52, with a value of $111,895,218.(d)	993,635
TOTAL SHORT TERM INVESTMENTS — 0.32% (Cost $2,108,206)		$ 2,108,206
TOTAL INVESTMENTS — 98.39% (Cost $724,554,112)		$648,249,126
OTHER ASSETS & LIABILITIES, NET — 1.61%		$ 10,609,797
TOTAL NET ASSETS — 100.00%		$658,858,923

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	All or a portion of the security is on loan at December 31, 2022.
(c)	Non-income producing security.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of December 31, 2022.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of December 31, 2022
Summary of Investments by Country as of December 31, 2022.
Country	Fair Value	Percentage of Fund Investments
China	$193,231,405	29.81%
India	95,092,748	14.67
Taiwan	85,111,167	13.13
South Korea	68,772,053	10.61
South Africa	29,903,449	4.61
Indonesia	26,994,772	4.16
Brazil	26,296,883	4.06
Mexico	18,279,031	2.82
Thailand	17,851,827	2.75
Saudi Arabia	16,627,421	2.56
Hong Kong	12,372,497	1.91
United Kingdom	10,844,296	1.67
Uruguay	7,066,104	1.09
United Arab Emirates	6,076,998	0.94
Turkey	5,576,434	0.86
Malaysia	5,259,577	0.81
Chile	3,970,032	0.61
Hungary	3,936,815	0.61
Philippines	2,950,913	0.46
Czech Republic	2,537,001	0.39
Poland	2,507,895	0.39
United States	2,333,206	0.36
Greece	1,926,569	0.30
Qatar	1,420,086	0.22
Colombia	1,309,947	0.20
Total	$648,249,126	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2022
Empower Emerging Markets Equity Fund
ASSETS:
Investments in securities, fair value (including $2,158,310 of securities on loan)(a)	$646,140,920
Repurchase agreements, fair value(b)	2,108,206
Cash	6,892,508
Cash denominated in foreign currencies, fair value(c)	116,961
Dividends receivable	1,884,960
Subscriptions receivable	520,401
Receivable for investments sold	6,572,641
Total Assets	664,236,597
LIABILITIES:
Payable for director fees	8,131
Payable for other accrued fees	325,929
Payable for shareholder services fees	105,252
Payable to investment adviser	434,264
Payable upon return of securities loaned	2,333,206
Redemptions payable	2,170,892
Total Liabilities	5,377,674
NET ASSETS	$658,858,923
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,424,010
Paid-in capital in excess of par	804,467,052
Undistributed/accumulated deficit	(154,032,139)
NET ASSETS	$658,858,923
NET ASSETS BY CLASS
Investor Class	$326,138,103
Institutional Class	$332,720,820
CAPITAL STOCK:
Authorized
Investor Class	185,000,000
Institutional Class	180,000,000
Issued and Outstanding
Investor Class	41,927,697
Institutional Class	42,312,402
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$7.78
Institutional Class	$7.86
(a) Cost of investments	$722,445,906
(b) Cost of repurchase agreements	$2,108,206
(c) Cost of cash denominated in foreign currencies	$117,609
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2022
Empower Emerging Markets Equity Fund
INVESTMENT INCOME:
Interest	$105,258
Income from securities lending	43,259
Dividends	23,400,681
Foreign withholding tax	(2,626,205)
Total Income	20,922,993
EXPENSES:
Management fees	5,952,091
Shareholder services fees – Investor Class	992,792
Audit and tax fees	75,281
Custodian fees	528,829
Directors fees	34,044
Legal fees	10,169
Pricing fees	19,569
Registration fees	71,151
Shareholder report fees	28,909
Transfer agent fees	8,105
Other fees	14,358
Total Expenses	7,735,298
Less amount waived by investment adviser	1,124,036
Net Expenses	6,611,262
NET INVESTMENT INCOME	14,311,731
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(70,033,894)
Net Realized Loss	(70,033,894)
Net change in unrealized depreciation on investments and foreign currency translations	(96,639,202)
Net Change in Unrealized Depreciation	(96,639,202)
Net Realized and Unrealized Loss	(166,673,096)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(152,361,365)
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2022 and December 31, 2021
Empower Emerging Markets Equity Fund	2022	2021
OPERATIONS:
Net investment income	$14,311,731	$6,466,971
Net realized gain (loss)	(70,033,894)	57,857,884
Net change in unrealized depreciation	(96,639,202)	(90,121,791)
Net Decrease in Net Assets Resulting from Operations	(152,361,365)	(25,796,936)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(5,272,152)	(8,312,346)
Institutional Class	(5,581,629)	(12,532,816)
From Net Investment Income and Net Realized Gains	(10,853,781)	(20,845,162)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	231,759,005	302,782,252
Institutional Class	84,759,543	135,368,481
Shares issued in reinvestment of distributions
Investor Class	5,272,152	8,312,346
Institutional Class	5,581,629	12,532,816
Shares redeemed
Investor Class	(95,675,102)	(93,556,673)
Institutional Class	(77,900,595)	(84,424,950)
Net Increase in Net Assets Resulting from Capital Share Transactions	153,796,632	281,014,272
Total Increase (Decrease) in Net Assets	(9,418,514)	234,372,174
NET ASSETS:
Beginning of year	668,277,437	433,905,263
End of year	$658,858,923	$668,277,437
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	28,065,311	27,491,410
Institutional Class	9,948,822	12,051,751
Shares issued in reinvestment of distributions
Investor Class	678,003	823,004
Institutional Class	709,583	1,229,914
Shares redeemed
Investor Class	(11,650,053)	(8,183,664)
Institutional Class	(8,835,580)	(7,439,402)
Net Increase	18,916,086	25,973,013
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2022	$10.18	0.17	(2.44)	(2.27)	—	(0.11)	(0.02)	(0.13)	$ 7.78	(22.34%)
12/31/2021	$11.02	0.09	(0.58)	(0.49)	—	(0.14)	(0.21)	(0.35)	$10.18	(4.43%)
12/31/2020	$ 9.39	0.16	1.67	1.83	(0.01)	(0.19)	—	(0.20)	$11.02	19.57%
12/31/2019	$ 7.79	0.10	1.59	1.69	(0.01)	(0.08)	—	(0.09)	$ 9.39	21.67%
12/31/2018 (d)	$10.00	0.09	(2.22)	(2.13)	—	(0.08)	—	(0.08)	$ 7.79	(21.34%) (e)
Institutional Class
12/31/2022	$10.26	0.21	(2.47)	(2.26)	—	(0.12)	(0.02)	(0.14)	$ 7.86	(22.09%)
12/31/2021	$11.03	0.15	(0.60)	(0.45)	—	(0.11)	(0.21)	(0.32)	$10.26	(4.08%)
12/31/2020	$ 9.35	0.13	1.74	1.87	(0.01)	(0.18)	—	(0.19)	$11.03	20.05%
12/31/2019	$ 7.78	0.14	1.57	1.71	(0.01)	(0.13)	—	(0.14)	$ 9.35	21.97%
12/31/2018 (d)	$10.00	0.12	(2.22)	(2.10)	—	(0.12)	—	(0.12)	$ 7.78	(21.02%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
12/31/2022	$326,138	1.41%	1.23%	2.04%	53%
12/31/2021	$252,800	1.41%	1.23%	0.83%	84%
12/31/2020	$ 51,824	1.49%	1.23%	1.59%	78%
12/31/2019	$ 10,129	1.50%	1.23%	1.21%	66%
12/31/2018 (d)	$ 12,536	1.56% (g)	1.23% (g)	0.98% (g)	60% (e)
Institutional Class
12/31/2022	$332,721	1.05%	0.88%	2.40%	53%
12/31/2021	$415,478	1.02%	0.88%	1.35%	84%
12/31/2020	$382,081	1.03%	0.88%	1.39%	78%
12/31/2019	$355,796	1.01%	0.88%	1.63%	66%
12/31/2018 (d)	$328,510	1.07% (g)	0.88% (g)	1.37% (g)	60% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on January 5, 2018.
(e)	Not annualized for periods less than one full year.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Empower Funds presently consists of forty-five funds. Interests in the Empower Emerging Markets Equity Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures. Effective September 8, 2022, pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Annual Report - December 31, 2022

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.

Annual Report - December 31, 2022

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$ 15,808,907	$ 26,564,805	$ —	$ 42,373,712
Communications	15,924,587	95,252,431	—	111,177,018
Consumer, Cyclical	8,642,972	36,124,038	—	44,767,010
Consumer, Non-cyclical	9,408,945	58,139,820	—	67,548,765
Diversified	—	1,019,581	—	1,019,581
Energy	8,818,796	39,896,676	—	48,715,472
Financial	13,852,808	136,887,800	—	150,740,608
Industrial	2,153,251	37,317,363	—	39,470,614
Technology	7,613,622	115,697,008	—	123,310,630
Utilities	3,191,023	7,973,336	—	11,164,359
	85,414,911	554,872,858	—	640,287,769
Preferred Stock
Basic Materials	837,196	—	—	837,196
Financial	—	4,790,955	—	4,790,955
	837,196	4,790,955	—	5,628,151
Government Money Market Mutual Funds	225,000	—	—	225,000
Short Term Investments	—	2,108,206	—	2,108,206
Total Assets	$ 86,477,107	$ 561,772,019	$ —	$ 648,249,126
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.

Annual Report - December 31, 2022

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2022 and 2021 were as follows:
	2022	2021
Ordinary income	$9,420,033	$7,115,948
Long-term capital gain	1,433,748	13,729,214
	$10,853,781	$20,845,162
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships and foreign currency reclassifications.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$5,801,294
Undistributed long-term capital gains	—
Capital loss carryforwards	(66,181,325)
Post-October losses	—
Net unrealized depreciation	(93,652,108)
Tax composition of capital	$(154,032,139)
At December 31, 2022, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2022, the Fund did not utilize any capital loss carryforwards. Details of the capital loss carryforwards as of December 31, 2022, were as follows:
No Expiration	$(66,181,325)
Total	(66,181,325)

Annual Report - December 31, 2022

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2022 were as follows:
Federal tax cost of investments	$741,901,234
Gross unrealized appreciation on investments	34,201,048
Gross unrealized depreciation on investments	(127,853,156)
Net unrealized depreciation on investments	$(93,652,108)
2.  RISK EXPOSURES
Concentration  Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.93% of the Fund’s average daily net assets up to $1 billion dollars, 0.88% of the Fund's average daily net assets over $1 billion dollars and 0.83% of the Fund's average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.88% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2022, the amounts subject to recoupment were as follows:
Expires December 31, 2023	Expires December 31, 2024	Expires December 31, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$701,285	$791,665	$1,124,036	$0
The Adviser and Empower Funds entered into sub-advisory agreements with Lazard Asset Management LLC and UBS Asset Management (Americas) Inc. The Adviser is responsible for compensating the Sub-Advisers for their services.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $1,258,500 for the fiscal year ended December 31, 2022.

Annual Report - December 31, 2022

4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $491,602,844 and $332,218,424, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2022, the Fund had securities on loan valued at $2,158,310 and received collateral as reported on the Statement of Assets and Liabilities of $2,333,206 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2022, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Empower Emerging Markets Equity Fund (the “Fund”), one of the funds of Empower Funds, Inc., as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from January 5, 2018 (commencement of operations) to December 31, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from January 5, 2018 (commencement of operations) to December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2023
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
The Fund intends to pass through foreign tax credits of $2,621,832 and has derived gross income from sources within foreign countries amounting to $24,490,631.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2022, 4% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Empower Funds is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Empower Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 79	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Director, Gold, Inc; Member, Colorado State Fair Board Authority; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	45	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners LLC; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	45	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 63	Independent Director	Since 2017	Director, Colorado State Housing Board; and former Director, Grand Junction Housing Authority; Counseling and Education Center	45	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 68	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	45	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 79	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	45	N/A
Interested Director*****
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 39	Director, President & Chief Executive Officer	Since 2020	Senior Vice President & Head of Empower Investments, Empower, Empower of America and Empower Life & Annuity Insurance Company of New York (“Empower of NY”); President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 39	Director, President & Chief Executive Officer	Since 2020	Senior Vice President & Head of Empower Investments, Empower, Empower of America and Empower of NY; President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 66	Chief Compliance Officer	Since 2016	Head of Compliance, Empower Investments, Empower; Chief Compliance Officer, ECM and EAG	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 48	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Deputy General Counsel, Empower; Vice President and Counsel, ECM; Secretary, Empower of America; Corporate Secretary, Empower of NY; formerly, Vice President & Counsel, Empower Funds; Vice President, Counsel & Secretary, EAG & EFSI	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 47	Treasurer	Since 2016 (Assistant Treasurer) Since 2021 (as Treasurer)	Vice President, Fund Administration, Empower; Treasurer, ECM; Vice President & Treasurer, Empower Trust Company, LLC (“ETC”); formerly, Assistant Treasurer Empower Funds & ETC	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 55	Assistant Treasurer	Since 2007	Assistant Vice President, Investment Administration, Empower; Assistant Treasurer, ECM; Assistant Vice President and Assistant Treasurer, ETC	N/A	N/A
Abhijit Dande 8515 East Orchard Road, Greenwood Village, CO 80111 42	Derivatives Risk Manager	Since 2022	Assistant Vice President, Financial Risk Management, Empower; Derivatives Risk Manager, ECM	N/A	N/A
* A Director who is not an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) is referred to as an “Independent Director.”
** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2024. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the sole member of Resolute Capital Asset Partners LLC, which is the general partner for Resolute Capital Asset Partners Fund I LP. Goldman Sachs & Co. LLC, the clearing agent and custodian for Resolute Capital Asset Partners Fund I LP, is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Empower Core Strategies: Inflation-Protected

Securities, Empower Inflation-Protected Securities and Empower Mid Cap Value Funds; and a Sub-Adviser of the Empower Core Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower Core Strategies: U.S. Equity, Empower International Growth and Empower Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower Core Strategies: U.S. Equity, Empower International Growth and Empower Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (1) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Empower International Value Fund, (2) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Virtus Fixed Income Advisers, LLC, a Sub-Adviser of the Empower Multi-Sector Bond Fund, and (3) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Empower Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** An “Interested Director” refers to a Director who is an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) by virtue of their affiliation with ECM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Empower Funds and its Directors is available in the Empower Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Empower Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://www.greatwestinvestments.com.
Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. Empower Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $996,300 for fiscal year 2021 and $1,031,500 for fiscal year 2022.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $40,000 for fiscal year 2021 and $42,000 for fiscal year 2022. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2021 and $0 for fiscal year 2022.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2021 equaled $2,255,405 and for fiscal year 2022 equaled $1,022,840.
(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:February 23, 2023